SUBSEQUENT EVENTS (Details Narrative) - USD ($)																																																								1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 20, 2023	Jan. 23, 2023	Jan. 04, 2023	Jan. 01, 2023	Dec. 19, 2022	Dec. 06, 2022	Nov. 28, 2022	Nov. 21, 2022	Oct. 19, 2022	Oct. 18, 2022	Oct. 13, 2022	Oct. 11, 2022	Oct. 10, 2022	Sep. 16, 2022	Sep. 01, 2022	Aug. 31, 2022	Aug. 30, 2022	Aug. 24, 2022	May 19, 2022	Apr. 29, 2022	Apr. 28, 2022	Apr. 25, 2022	Apr. 25, 2022	Apr. 19, 2022	Apr. 18, 2022	Mar. 24, 2022	Mar. 21, 2022	Mar. 18, 2022	Feb. 23, 2022	Feb. 10, 2022	Feb. 04, 2022	Feb. 02, 2022	Feb. 01, 2022	Jan. 31, 2022	Jan. 31, 2022	Jan. 20, 2022	Jan. 19, 2022	Jan. 11, 2022	Jan. 11, 2022	Jan. 10, 2022	Jan. 10, 2022	Jan. 06, 2022	Jan. 03, 2022	Jan. 03, 2022	Dec. 31, 2021	Dec. 19, 2021	Dec. 15, 2021	Dec. 08, 2021	Nov. 30, 2021	Nov. 15, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 02, 2021	Jun. 24, 2021	May 12, 2021	Jun. 30, 2023	Jan. 23, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split																																																											reverse stock split of 1 share for 1,500 shares
Commom stock, shares issued																																													164,677													1,264,165		1,147,827	164,677
Common Stock, Shares, Outstanding																																													164,677													1,264,165		1,147,827	164,677
Stock issued as compensation during period, shares																																																											$ 14,652	$ 28,098	$ 29,850
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																							3,810												5,215		3,087	9,800	4,000					564,255	57,091
Gain loss on excess of debt																																							$ 14,571												$ 114,748		$ 72,690	$ 120,540	$ 123,600
Issuance of common stock in satisfaction of notes payable and accrued interest																																							44,571												158,810		108,804	235,200	183,600			$ 60,933	$ 701,571	$ 1,432,234	$ 1,589,786
Liability reduction																																																			44,062		36,114	114,660	60,000
Debt principal amount																																						$ 30,000	30,000												$ 41,000		$ 35,340	$ 114,660	$ 60,000
Compensatory Damages [Member]
Subsequent Event [Line Items]
Compensatory damages seek				$ 350,000.00
Punitive Damages [Member]
Subsequent Event [Line Items]
Compensatory damages seek				3,500,000.00
David Bradford [Member]
Subsequent Event [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																					3,333
Noteholder [Member]
Subsequent Event [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares		59,048	57,270		53,968	49,873	41,905	44,286	23,537	22,132	21,361	19,048	19,048	15,250	9,524	14,132	9,217	7,619	4.4998	4,000	7,377	6,047		10,280	6,194	9,524	5,602	8,403	6,723	4,404	5,870	5,442	5,148	4,177	4,177	5,333		3,810		3,810	3,810	6,047	3,783	3,783	4,535	53,968	3,810	2,843	1,388	2,000		667
Gain loss on excess of debt		$ 11,071	$ 20,832		$ 7,286	$ 14,214	$ 2,450	$ 37,890	$ 7,414	$ 10,291	$ 13,137	$ 10,714	$ 17,429	$ 12,000	$ 6,429	$ 8,797	$ 5,737	$ 7,714	$ 6,445	$ 6,180	$ 9,904		$ 10,839	$ 30,762	$ 19,024	$ 14,571	$ 11,933	$ 16,639	$ 17,395	$ 8,406		$ 10,816	$ 14,788		$ 9,461	$ 15,229		$ 14,571			$ 14,571	$ 19,048		$ 24,071	$ 28,860		$ 19,000	$ 17,697	$ 7,610	$ 27,000							$ 24,071
Issuance of common stock in satisfaction of notes payable and accrued interest		26,571	34,362		24,286	29,924	11,531	60,090	24,714	26,558	28,837	25,714	31,429	32,000	21,429	31,797	20,737	21,714	17,546	19,200	34,304	$ 30,839		64,762	39,024	48,571	31,933	46,639	47,395	28,406	$ 44,025	40,816	44,788		34,461	52,800					44,571	69,841	$ 56,738	56,738	68,027		60,000	49,041	25,610	57,000
Liability reduction		15,500	13,530		$ 17,000	15,710	9,081.05	22,200	17,300	16,267	15,700	15,000	14,000	20,000	15,000	23,000	15,000	14,000	11,101	13,020	24,400	20,000	20,000	34,000	20,000	34,000	20,000	30,000	30,000	20,000	74,429	30,000	30,000	$ 25,000	25,000	25,571		30,000	30,000	$ 30,000	30,000	50,794	20,000	20,000	39,167		41,000	$ 31,343	$ 18,000	$ 30,000										20,000	39,167
Debt principal amount		$ 15,500	$ 13,530			$ 15,710	$ 9,081.05	$ 22,200	$ 17,300	$ 16,267	$ 15,700	$ 15,000	$ 14,000	$ 20,000	$ 15,000	$ 23,000	$ 15,000	$ 14,000	$ 11,101	$ 13,020	$ 24,400	$ 20,000	$ 20,000	$ 34,000	$ 20,000	$ 34,000	$ 20,000	$ 30,000	$ 30,000	$ 20,000	$ 74,429	$ 30,000	$ 30,000	$ 25,000	$ 25,000	$ 25,571		$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 50,794	$ 20,000	$ 20,000	$ 39,167		$ 35,677													$ 20,000	$ 39,167
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split																																																								1 share for 1,500 shares reverse stock split which reduced the issued and outstanding shares
Commom stock, shares issued																																																								1,896,216,952
Common Stock, Shares, Outstanding																																																								1,896,216,952
Subsequent Event [Member] | Compensatory Damages [Member]
Subsequent Event [Line Items]
Compensatory damages seek				350,000.00
Subsequent Event [Member] | Punitive Damages [Member]
Subsequent Event [Line Items]
Compensatory damages seek				$ 3,500,000.00
Subsequent Event [Member] | Lloyd T Spencer [Member]
Subsequent Event [Line Items]
Stock issued as compensation during period, shares	$ 2,000,000
Subsequent Event [Member] | David Bradford [Member]
Subsequent Event [Line Items]
Stock issued as compensation during period, shares	2,000,000
Subsequent Event [Member] | Billy R Edmonds [Member]
Subsequent Event [Line Items]
Stock issued as compensation during period, shares	$ 2,000,000
Subsequent Event [Member] | Jimmy Wayne Anderson [Member]
Subsequent Event [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares	280,000
Gain loss on excess of debt	$ 22,900
Issuance of common stock in satisfaction of notes payable and accrued interest	32,900
Liability reduction	10,000
Subsequent Event [Member] | James R Street [Member]
Subsequent Event [Line Items]
Stock issued as compensation during period, shares	280,000
Subsequent Event [Member] | Larry Pittenger [Member]
Subsequent Event [Line Items]
Stock issued as compensation during period, shares	280,000
Subsequent Event [Member] | William Edmonds [Member]
Subsequent Event [Line Items]
Stock issued as compensation during period, shares	280,000
Subsequent Event [Member] | Natalie Mc Hugh [Member]
Subsequent Event [Line Items]
Stock issued as compensation during period, shares	280,000
Subsequent Event [Member] | James Tomlins [Member]
Subsequent Event [Line Items]
Stock issued as compensation during period, shares	$ 150,000
Subsequent Event [Member] | Noteholder [Member]
Subsequent Event [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares		59,048	57,270
Gain loss on excess of debt		$ 11,071	$ 12,241
Issuance of common stock in satisfaction of notes payable and accrued interest		26,571	25,771
Liability reduction		15,500	13,530
Debt principal amount		$ 15,500	$ 13,530